Rights to use airport facilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Rights To Use Airport Facilities [Abstract]
Summary of Value of Rights to Use Airport Facilities

The value of the rights to use airport facilities as of December 31, 2019, 2020 and 2021 was as follows (only Mexican airports):

	December 31, 2019		December 31, 2020		December 31, 2021
Rights to use airport facilities	Ps.	2,117,708	Ps.	2,117,708	Ps.	2,117,708
Less - accumulated amortization		(1,244,110)		(1,300,810)		(1,357,508)
	Ps.	873,598	Ps.	816,898	Ps.	760,200